Quarterly Holdings Report
for

Fidelity® Capital Appreciation Fund

July 31, 2020

CAF-QTLY-0920
1.804834.116

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (000s)
COMMUNICATION SERVICES - 13.3%
Diversified Telecommunication Services - 0.2%
Bandwidth, Inc. (a)	85,800	$12,422
Entertainment - 2.3%
Activision Blizzard, Inc.	801,645	66,240
CD Projekt RED SA (a)	137,100	14,715
Electronic Arts, Inc. (a)	302,654	42,862
		123,817
Interactive Media & Services - 9.5%
Alphabet, Inc.:
Class A (a)	63,382	94,309
Class C (a)	60,256	89,357
Facebook, Inc. Class A (a)	736,602	186,854
Match Group, Inc. (a)	96,386	9,899
Tencent Holdings Ltd.	1,828,069	125,402
Wise Talent Information Technology Co. Ltd. (a)	2,928,262	6,801
Zoominfo Technologies, Inc.	368,400	15,057
		527,679
Media - 0.2%
Nexstar Broadcasting Group, Inc. Class A	118,979	10,429
Wireless Telecommunication Services - 1.1%
T-Mobile U.S., Inc. (a)	550,670	59,131

TOTAL COMMUNICATION SERVICES		733,478

CONSUMER DISCRETIONARY - 10.8%
Automobiles - 0.9%
Ferrari NV	223,889	40,681
Tesla, Inc. (a)	8,186	11,712
		52,393
Diversified Consumer Services - 0.7%
Laureate Education, Inc. Class A (a)	2,835,088	35,949
Hotels, Restaurants & Leisure - 0.0%
Dalata Hotel Group PLC	880,700	2,702
Household Durables - 2.3%
D.R. Horton, Inc.	1,144,872	75,745
NVR, Inc. (a)	10,294	40,457
Toll Brothers, Inc.	235,162	8,983
		125,185
Internet & Direct Marketing Retail - 5.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	460,655	115,634
Amazon.com, Inc. (a)	57,628	182,374
Fiverr International Ltd. (a)	41,004	3,831
Pinduoduo, Inc. ADR (a)	104,289	9,574
		311,413
Specialty Retail - 0.5%
Ross Stores, Inc.	294,508	26,409
Textiles, Apparel & Luxury Goods - 0.8%
LVMH Moet Hennessy Louis Vuitton SE	46,404	20,178
LVMH Moet Hennessy Louis Vuitton SE	32,938	14,163
Prada SpA (a)	2,740,700	10,573
		44,914

TOTAL CONSUMER DISCRETIONARY		598,965

CONSUMER STAPLES - 4.8%
Beverages - 1.7%
Kweichow Moutai Co. Ltd. (A Shares)	88,800	21,365
Monster Beverage Corp. (a)	951,538	74,677
		96,042
Household Products - 2.4%
Energizer Holdings, Inc. (b)	955,980	47,923
Reckitt Benckiser Group PLC	811,163	81,335
		129,258
Personal Products - 0.7%
Coty, Inc. Class A	60	0
Estee Lauder Companies, Inc. Class A	153,435	30,310
Herbalife Nutrition Ltd. (a)	159,800	8,188
		38,498

TOTAL CONSUMER STAPLES		263,798

FINANCIALS - 5.0%
Banks - 0.8%
HDFC Bank Ltd. sponsored ADR	190,300	8,897
M&T Bank Corp.	348,926	36,969
		45,866
Capital Markets - 1.7%
CME Group, Inc.	232,038	38,560
Goldman Sachs Group, Inc.	101,100	20,014
Morningstar, Inc.	167,795	28,196
Tradeweb Markets, Inc. Class A	43,400	2,347
XP, Inc. Class A (a)	52,048	2,420
		91,537
Consumer Finance - 0.2%
Capital One Financial Corp.	180,765	11,533
Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc. Class B (a)	515,459	100,917
Insurance - 0.5%
Arthur J. Gallagher & Co.	250,241	26,898

TOTAL FINANCIALS		276,751

HEALTH CARE - 19.6%
Biotechnology - 5.8%
AbbVie, Inc.	1,083,671	102,851
Applied Therapeutics, Inc. (a)	295,525	7,625
BioNTech SE:
ADR (a)	68,519	5,626
rights 8/14/20 (a)	130,119	0
CRISPR Therapeutics AG (a)	42,600	3,641
Galapagos Genomics NV sponsored ADR (a)	76,823	14,146
Gamida Cell Ltd. (a)	592,338	2,375
Gilead Sciences, Inc.	477,400	33,194
Innovent Biologics, Inc. (a)(c)	1,008,301	6,180
Insmed, Inc. (a)	55,264	1,443
Neurocrine Biosciences, Inc. (a)	321,513	38,697
Regeneron Pharmaceuticals, Inc. (a)	160,822	101,651
Sarepta Therapeutics, Inc. (a)	19,100	2,932
		320,361
Health Care Equipment & Supplies - 3.2%
Axonics Modulation Technologies, Inc. (a)	136,100	5,765
Danaher Corp.	204,739	41,726
Haemonetics Corp. (a)	154,510	13,544
Hologic, Inc. (a)	642,100	44,806
Intuitive Surgical, Inc. (a)	67,625	46,353
Nevro Corp. (a)	78,807	10,478
Penumbra, Inc. (a)	71,061	15,769
		178,441
Health Care Providers & Services - 1.6%
AmerisourceBergen Corp.	111,800	11,201
Guardant Health, Inc. (a)	38,988	3,321
UnitedHealth Group, Inc.	252,592	76,480
		91,002
Health Care Technology - 1.1%
Change Healthcare, Inc. (a)	2,177,100	25,385
Inspire Medical Systems, Inc. (a)	107,689	10,700
Veeva Systems, Inc. Class A (a)	92,860	24,568
		60,653
Life Sciences Tools & Services - 2.7%
10X Genomics, Inc. (a)	96,653	9,508
Berkeley Lights, Inc. (a)	7,000	420
Bio-Rad Laboratories, Inc. Class A (a)	10,900	5,721
Bruker Corp.	591,248	26,381
Charles River Laboratories International, Inc. (a)	87,100	17,332
Codexis, Inc. (a)	429,440	5,080
Nanostring Technologies, Inc. (a)	262,403	9,475
Thermo Fisher Scientific, Inc.	179,118	74,146
		148,063
Pharmaceuticals - 5.2%
AstraZeneca PLC sponsored ADR	1,390,451	77,559
Eli Lilly & Co.	413,285	62,113
Horizon Pharma PLC (a)	630,265	38,566
Mylan NV (a)	1,016,700	16,379
Reata Pharmaceuticals, Inc. (a)	31,900	4,712
Sanofi SA	457,545	48,041
Zoetis, Inc. Class A	273,820	41,533
		288,903

TOTAL HEALTH CARE		1,087,423

INDUSTRIALS - 7.1%
Aerospace & Defense - 0.4%
HEICO Corp. Class A	212,319	16,253
TransDigm Group, Inc.	17,500	7,553
		23,806
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	99,700	8,426
Airlines - 0.4%
Ryanair Holdings PLC sponsored ADR (a)(b)	316,526	23,739
Building Products - 0.3%
Fortune Brands Home & Security, Inc.	202,100	15,461
Commercial Services & Supplies - 0.4%
Cintas Corp.	70,900	21,403
Electrical Equipment - 0.7%
Generac Holdings, Inc. (a)	255,873	40,320
Industrial Conglomerates - 0.4%
General Electric Co.	3,588,900	21,785
Machinery - 1.7%
Deere & Co.	219,800	38,753
ESCO Technologies, Inc.	87,290	7,502
Gardner Denver Holdings, Inc. (a)	1,449,245	45,782
		92,037
Professional Services - 1.3%
Dun & Bradstreet Holdings, Inc. (a)	188,900	4,817
Equifax, Inc.	109,400	17,784
Experian PLC	1,176,081	41,081
Robert Half International, Inc.	142,200	7,234
		70,916
Road & Rail - 1.2%
Rumo SA (a)	3,558,700	15,158
Uber Technologies, Inc. (a)	1,615,873	48,896
		64,054
Trading Companies & Distributors - 0.2%
Fastenal Co.	273,300	12,856

TOTAL INDUSTRIALS		394,803

INFORMATION TECHNOLOGY - 31.6%
Electronic Equipment & Components - 1.6%
Corning, Inc.	192,000	5,952
FLIR Systems, Inc.	133,900	5,578
II-VI, Inc. (a)	321,400	16,301
Keyence Corp.	40,140	16,768
SYNNEX Corp.	181,000	22,578
Zebra Technologies Corp. Class A (a)	80,047	22,473
		89,650
IT Services - 5.5%
Adyen BV (a)(c)	9,500	15,857
Black Knight, Inc. (a)	511,017	38,285
CACI International, Inc. Class A (a)	131,104	27,246
MongoDB, Inc. Class A (a)	118,019	27,036
Square, Inc. (a)	355,930	46,218
Visa, Inc. Class A	775,663	147,686
		302,328
Semiconductors & Semiconductor Equipment - 9.7%
ASML Holding NV	123,599	43,719
Enphase Energy, Inc. (a)	193,095	11,655
Lam Research Corp.	129,798	48,955
Micron Technology, Inc. (a)	715,146	35,797
Monolithic Power Systems, Inc.	16,325	4,326
NVIDIA Corp.	363,934	154,523
NXP Semiconductors NV	561,178	65,955
Qualcomm, Inc.	1,081,347	114,201
Semiconductor Manufacturing International Corp. (a)	450,000	1,762
SiTime Corp.	79,200	4,209
SolarEdge Technologies, Inc. (a)	54,441	9,533
Teradyne, Inc.	212,800	18,931
Universal Display Corp.	121,928	21,270
		534,836
Software - 11.8%
Adobe, Inc. (a)	309,824	137,661
Agora, Inc. ADR (a)(b)	7,600	331
Cloudflare, Inc. (a)	127,700	5,315
Manhattan Associates, Inc. (a)	195,348	18,712
Microsoft Corp.	1,997,510	409,510
NICE Systems Ltd. sponsored ADR (a)	56,500	11,596
Salesforce.com, Inc. (a)	357,572	69,673
		652,798
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	394,527	167,690

TOTAL INFORMATION TECHNOLOGY		1,747,302

MATERIALS - 3.4%
Chemicals - 2.2%
Air Products & Chemicals, Inc.	122,842	35,210
Albemarle Corp. U.S. (b)	135,814	11,199
DuPont de Nemours, Inc.	451,500	24,146
Ecolab, Inc.	20,217	3,782
Sherwin-Williams Co.	69,545	45,060
		119,397
Construction Materials - 0.2%
Eagle Materials, Inc.	113,536	9,109
Metals & Mining - 1.0%
Barrick Gold Corp.	2,009,463	58,094

TOTAL MATERIALS		186,600

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.5%
American Tower Corp.	356,408	93,161
Prologis, Inc.	444,805	46,891
		140,052
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	341,900	14,979

TOTAL REAL ESTATE		155,031

UTILITIES - 0.9%
Electric Utilities - 0.2%
NextEra Energy, Inc.	47,534	13,343
Water Utilities - 0.7%
American Water Works Co., Inc.	242,927	35,776

TOTAL UTILITIES		49,119

TOTAL COMMON STOCKS
(Cost $3,744,018)		5,493,270

Preferred Stocks - 0.8%
Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.0%
Health Care Technology - 0.0%
Vor Biopharma, Inc. (d)(e)	4,998,076	2,599
MATERIALS - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings, Inc.:
Series C2 (a)(d)(e)	110,923	3,050
Series C3 (a)(d)(e)	138,654	3,813
		6,863

TOTAL CONVERTIBLE PREFERRED STOCKS		9,462

Nonconvertible Preferred Stocks - 0.7%
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleo Brasileiro SA - Petrobras sponsored ADR	4,385,023	38,018
TOTAL PREFERRED STOCKS
(Cost $79,812)		47,480

Money Market Funds - 0.4%
Fidelity Cash Central Fund 0.14% (f)	453	0
Fidelity Securities Lending Cash Central Fund 0.13% (f)(g)	23,027,181	23,029
TOTAL MONEY MARKET FUNDS
(Cost $23,029)		23,029
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $3,846,859)		5,563,779
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(30,076)
NET ASSETS - 100%		$5,533,703

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,037,000 or 0.4% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,462,000 or 0.2% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Illuminated Holdings, Inc. Series C2	7/7/20	$2,773
Illuminated Holdings, Inc. Series C3	7/7/20	$4,160
Vor Biopharma, Inc.	6/30/20	$2,599

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$91
Fidelity Securities Lending Cash Central Fund	1,067
Total	$1,158

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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